Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
NOTE
8-DEBT
Debt consisted of the following (in millions):

	March 31, 2023	December 31, 2022
Senior Secured Notes:
5.75% due 2024	$2,000	$2,000
5.625% due 2025	2,000	2,000
5.875% due 2026	1,500	1,500
5.00% due 2027	1,500	1,500
4.200% due 2028	1,350	1,350
4.500% due 2030	2,000	2,000
4.746% weighted average rate due 2037	1,782	1,782

Total Senior Secured Notes	12,132	12,132
Working capital revolving credit and letter of credit reimbursement agreement (the “Working Capital Facility”)	—	—

Total debt	12,132	12,132

Current portion of long-term debt (1)	(60)	—
Long-term portion of unamortized premium, discount and debt issuance costs, net	(87)	(92)

Total long-term debt, net of premium, discount and debt issuance costs	$11,985	$12,040

(1)
As of March 31, 2023, $60 million of debt with contractual maturities of greater than one year was classified as current portion of long-term debt based on our intent and ability to repay the debt with cash that was on hand at March 31, 2023, including repurchases of debt subsequent to the balance sheet date and through April 26, 2023.

Working Capital Facility
Below is a summary of our Working Capital Facility as of March 31, 2023 (in millions):

Working Capital Facility
Total facility size	$1,200
Less:
Outstanding balance	—
Letters of credit issued	329

Available commitment	$ 871

Priority ranking	Senior secured
Interest rate on available balance (1)	LIBOR plus 1.125% - 1.750% or base rate plus 0.125% - 0.750%
Commitment fees on undrawn balance (1)	0.10% - 0.30%
Maturity date	March 19, 2025

(1)	The margin on the interest rate and the commitment fees is subject to change based on our credit rating.
Restrictive Debt Covenants
The indentures governing our senior notes and other agreements underlying our debt contain customary terms and events of default and certain covenants that, among other things, may limit our ability to make certain investments or pay dividends or distributions. We are restricted from making distributions under agreements governing our indebtedness generally until, among other requirements, appropriate reserves have been established for debt service using cash or letters of credit and a historical debt service coverage ratio and projected debt service coverage ratio of at least 1.25:1.00 is satisfied.
As of March 31, 2023, we were in compliance with all covenants related to our debt agreements.
Interest Expense
Total interest expense, net of capitalized interest, consisted of the following (in millions):

	Three Months Ended March 31,
	2023	2022
Total interest cost	$163	$177
Capitalized interest	(2)	(21)

Total interest expense, net of capitalized interest	$161	$156

Fair Value Disclosures
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	March 31, 2023		December 31, 2022
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes - Level 2 (1)	$10,780	$10,718	$10,780	$10,569
Senior notes - Level 3 (2)	1,352	1,241	1,352	1,224

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

The estimated fair value of our Working Capital Facility approximates the principal amount outstanding because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

NOTE
10-DEBT
Debt consisted of the following (in millions):

	December 31,
	2022	2021
Senior Secured Notes:
5.625% due 2023	$—	$1,500
5.75% due 2024	2,000	2,000
5.625% due 2025	2,000	2,000
5.875% due 2026	1,500	1,500
5.00% due 2027	1,500	1,500
4.200% due 2028	1,350	1,350
4.500% due 2030	2,000	2,000
4.746% weighted average rate due 2037	1,782	1,282

Total Senior Secured Notes	12,132	13,132
Working capital revolving credit and letter of credit reimbursement agreement (the “Working Capital Facility”)	—	—

Total debt	12,132	13,132

Unamortized premium, discount and debt issuance costs, net	(92)	(109)

Total long-term debt, net of premium, discount and debt issuance costs	$12,040	$13,023

Senior Secured Notes
The Senior Secured Notes are our senior secured obligations, ranking equally in right of payment with our other existing and future senior debt and secured by the same collateral and senior in right of payment to any of its future subordinated debt. Subject to permitted liens, the Senior Secured Notes are secured on a pari passu
first-priority basis by a security interest in all of the membership interests in us and substantially all of our assets. We may, at any time, redeem all or part of the Senior Secured Notes at specified prices set forth in the respective indentures governing the Senior Secured Notes, plus accrued and unpaid interest, if any, to the date of redemption. The series of Senior Secured Notes due in 2037 are fully amortizing according to a fixed sculpted amortization schedule, as set forth in the respective indentures.
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2022 (in millions):

Years Ending December 31,	Principal Payments
2023	$—
2024	2,000
2025	2,051
2026	1,608
2027	1,612
Thereafter	4,861

Total	$12,132

Working Capital Facility
Below is a summary of our Working Capital Facility as of December 31, 2022 (in millions):

Working Capital Facility (1)
Total facility size	$1,200
Less:
Outstanding balance	—
Letters of credit issued	328

Available commitment	$872

Priority ranking	Senior secured
Interest rate on available balance (2)	LIBOR plus 1.125% - 1.750% or base rate plus 0.125% - 0.750%
Commitment fees on undrawn balance (2)	0.10% - 0.30%
Maturity date	March 19, 2025

(1)
Our obligations under the Working Capital Facility are secured by substantially all of our assets as well as a pledge of all of the membership interests in us and certain of our future subsidiaries on a pari passu
basis by a first priority lien with the Working Capital Facility. The Working Capital Facility contains customary conditions precedent for extensions.

(2)	The margin on the interest rate and the commitment fees are subject to change based on our credit rating.

Restrictive Debt Covenants
The indentures governing our senior notes and other agreements underlying our debt contain customary terms and events of default and certain covenants that, among other things, may limit our ability to make certain investments or pay dividends or distributions. We are restricted from making distributions under agreements governing our indebtedness generally until, among other requirements, appropriate reserves have been established for debt service using cash or letters of credit and a historical debt service coverage ratio and projected debt service coverage ratio of at least 1.25:1.00 is satisfied.
As of December 31, 2022, we were in compliance with all covenants related to our debt agreements.
Interest Expense
Total interest expense, net of capitalized interest consisted of the following (in millions):

	Year Ended December 31,
	2022	2021	2020
Total interest cost	$706	$754	$779
Capitalized interest	(39)	(132)	(94)

Total interest expense, net of capitalized interest	$667	$622	$685

Fair Value Disclosures
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	December 31, 2022		December 31, 2021
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes - Level 2 (1)	$10,780	$10,569	$11,850	$13,128
Senior notes - Level 3 (2)	1,352	1,224	1,282	1,466

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

The estimated fair value of our Working Capital Facility approximates the principal amount outstanding because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without pen alty.